Leasing	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Leasing	LeasingWe have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 18 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2020			Dec. 31, 2019
(dollar in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,432	$11	$1,443	$1,530	$12	$1,542
Lease liability (b)	$1,669	$11	$1,680	$1,772	$2	$1,774

Weighted average:
Remaining lease term	10.8 years	1.1 years		11.3 years	2.6 years
Discount rate (annualized)	2.55%	0.29%		2.76%	2.88%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2020	2019
Operating lease expense	$263	$266
Variable lease expense	47	39
Sublease income	(35)	(33)
Finance lease expense:
Amortization of ROU assets	1	7
Total lease expense	$276	$279

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2020	2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$284	$285
Financing cash flows from finance leases	$1	$20
See Note 26 for information on non-cash operating and/or finance lease transactions.

The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2021	$247	$11
2022	229	—
2023	194	—
2024	146	—
2025	138	—
2026 and thereafter	964	—
Total lease payments	1,918	11
Less: Imputed interest	249	—
Total	$1,669	$11

Leasing	LeasingWe have operating and finance leases for corporate offices, data centers and certain equipment. Our leases have remaining lease terms up to 18 years, some of which include options to extend or terminate the lease. In some of our corporate office locations, we may enter into sublease arrangements for portions or all of the space and/or lease term.
The table below presents the consolidated balance sheet information related to operating and finance leases.

Balance sheet information	Dec. 31, 2020			Dec. 31, 2019
(dollar in millions)	Operating leases	Finance leases	Total	Operating leases	Finance leases	Total
ROU assets (a)	$1,432	$11	$1,443	$1,530	$12	$1,542
Lease liability (b)	$1,669	$11	$1,680	$1,772	$2	$1,774

Weighted average:
Remaining lease term	10.8 years	1.1 years		11.3 years	2.6 years
Discount rate (annualized)	2.55%	0.29%		2.76%	2.88%
(a)    Included in premises and equipment on the consolidated balance sheet.
(b)    Operating lease liabilities are included in other liabilities and finance lease liabilities are included in other borrowed funds, both on the consolidated balance sheet.
The table below presents the components of lease expense.

Lease expense	Year ended Dec. 31,
(in millions)	2020	2019
Operating lease expense	$263	$266
Variable lease expense	47	39
Sublease income	(35)	(33)
Finance lease expense:
Amortization of ROU assets	1	7
Total lease expense	$276	$279

The table below presents cash flow information related to leases.

Cash flow information	Year ended Dec. 31,
(in millions)	2020	2019
Cash paid for amounts included in measurement of liabilities:
Operating cash flows from operating leases	$284	$285
Financing cash flows from finance leases	$1	$20
See Note 26 for information on non-cash operating and/or finance lease transactions.

The table below presents the maturities of lease liabilities.

Maturities of lease liabilities	Operating leases	Finance leases
(in millions)
For the year ended Dec. 31,
2021	$247	$11
2022	229	—
2023	194	—
2024	146	—
2025	138	—
2026 and thereafter	964	—
Total lease payments	1,918	11
Less: Imputed interest	249	—
Total	$1,669	$11